SUBSEQUENT EVENT (Details) (USD $)			0 Months Ended		0 Months Ended								0 Months Ended	1 Months Ended				0 Months Ended
	Apr. 12, 2013 Amended and Restated Agreement and Plan of Merger	Oct. 03, 2012 Agreement and Plan of Merger item	Oct. 03, 2012 Agreement and Plan of Merger Maximum	Apr. 12, 2013 ANI Pharmaceuticals, Inc Amended and Restated Agreement and Plan of Merger	Oct. 03, 2012 ANI Pharmaceuticals, Inc Amended and Restated Voting Agreements item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Amended and Restated Lock-Up Agreements	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger item	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Maximum	Oct. 03, 2012 ANI Pharmaceuticals, Inc Agreement and Plan of Merger Minimum	Apr. 12, 2013 Subsequent Event Amended and Restated Agreement and Plan of Merger item	Apr. 12, 2013 Subsequent Event Amended and Restated Agreement and Plan of Merger Maximum	Jan. 31, 2013 Subsequent Event Aduro BioTech, Inc. Asset purchase agreement	Jan. 31, 2013 Subsequent Event ANI Pharmaceuticals, Inc	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Agreement and Plan of Merger item	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Agreement and Plan of Merger Maximum	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Voting Agreements item	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Amended and Restated Lock-Up Agreements	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement	Apr. 12, 2013 Subsequent Event ANI Pharmaceuticals, Inc Contingent Value Rights Agreement Maximum
SUBSEQUENT EVENTS
Cash payment														$ 1,000,000
Rabbi trust funding															2,300,000
Entitlement period following proposed merger															6 years
Percentage of outstanding shares of common stock of combined company owned by current stockholders	43.00%	47.00%	49.90%	57.00%					53.00%		50.10%	57.00%				43.00%
Number of directors of the entity in board of directors of the combined company		2							5			2				5
Termination fee payable under specified circumstances			1,000,000							750,000			1,000,000				750,000
Reimbursement of expenses in connection with merger			500,000										500,000
Percentage of outstanding shares of capital stock held by stockholders as of the close of business					90.00%													90.00%
Number of stockholders holding 57 percent of outstanding shares of common stock					1													1
Percentage of outstanding shares of common stock held by stockholders who agreed to vote in favor of election of directors					57.00%													57.00%
Number of directors designated by the entity at the first annual meeting of stockholders following the completion of the Merger					2													2
Percentage of outstanding shares of common stock held collectively by specified personnel who entered into voting agreements					2.00%	85.00%												2.00%	85.00%
Locking period on the sale of shares of the Company's common stock received in the Merger						6 months													6 months
Percentage of share holdings that can be sold in market transactions immediately after the effectiveness of the New Merger																			50.00%
Number of contingent value rights issued in exchange for one share of common stock (in shares)							1													1
Period during which net cash payments can be received after distribution of rights							10 years													10 years
Net cash payments to be distributed to holders of the CVRs expressed as percentage of net cash payments received							66.00%													66.00%
Percentage of net revenues from direct sales of LibiGel products after the New Merger to be distributed to holders																				5.00%
Maximum additional development expenses																					2,500,000
Aggregate net cash payments to be distributed to holders of CVRs								$ 40,000,000													$ 50,000,000